15008359

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

NOV 27 2015

Washington, DC 20549

001-15451

November 27, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Senior Notes due 2020, 1.625% Senior Notes due 2025 of United Parcel Service, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte